Shareholder Report, Holdings (Details) - C000254727	Mar. 31, 2025
Microsoft8607468
Holdings [Line Items]
Percent of Total Investments	6.60%
Visa8607490
Holdings [Line Items]
Percent of Total Investments	5.30%
Mastercard8607464
Holdings [Line Items]
Percent of Total Investments	4.80%
Meta Platforms8607466
Holdings [Line Items]
Percent of Total Investments	4.80%
Berkshire Hathaway8607430
Holdings [Line Items]
Percent of Total Investments	4.60%
Amazon.com8607416
Holdings [Line Items]
Percent of Total Investments	4.20%
UnitedHealth Group8607488
Holdings [Line Items]
Percent of Total Investments	3.70%
KKR8607456
Holdings [Line Items]
Percent of Total Investments	3.60%
Apple8607424
Holdings [Line Items]
Percent of Total Investments	3.40%
Alphabet8607414
Holdings [Line Items]
Percent of Total Investments	3.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	28.10%